Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 107,802,500	[1]
Previously Paid Amount	0
Total Fee Amount	16,505
Total Offset Amount	0
Net Fee	$ 16,505

[1]	Fee calculated in accordance with Rule 457(c) and (h) of the Securities Act of 1933 (the “Securities Act”). This Registration Statement on Form S-8 (this “Registration Statement”) covers 7,750,000 shares of Class A common stock, no par value (the “Common Stock”), of Mechanics Bancorp (the “Company”) that are reserved for issuance pursuant to the Mechanics Bancorp 2025 Equity Incentive Plan. Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Company’s Common Stock as reported on NASDAQ on August 27, 2025.